General information	12 Months Ended
Dec. 31, 2025
General Information About Financial Statements [Abstract]
General information	General information
Corporación Inmobiliaria Vesta, S. A. B. de C. V. (“Vesta” or the “Entity”) is a corporation incorporated in Mexico. The address of its registered office and principal place of business is Paseo de los Tamarindos 90, 28th floor, Mexico City.
Vesta and subsidiaries (collectively, the “Entity”) are engaged in the development, acquisition and operation of industrial buildings and distribution facilities that are rented to corporations in eleven states throughout Mexico.
1.1Significant events

The Offerings
On September 24, 2025, the Entity issued Senior Notes for a principal amount of $500,000,000 and maturity on January 30, 2033. The Notes were issued pursuant to an indenture entered into among the Entity, and The Bank of New York Mellon, which acted as trustee, register, paying agent, and transfer agent. The Notes were guaranteed on a senior unsecured basis. The notes bear semiannual interest at a rate of 5.500%. As of December 31, 2025, the cost of such debt issuance was $5,350,706.
On December 7, 2023, Vesta entered into an underwriting agreement (the ‘‘Follow-On Underwriting Agreement’’) with Morgan Stanley & CO, LLC, BofA Securities, Inc. and Barclays Capital Inc., as representative of the underwriters, relating to Vesta’s sale of common shares (the ‘‘Follow-on Offering’’) of 42,500,000 Common Shares in the form of American Depositary Shares ("ADS"), each ADS representing 10 Common Shares of Vesta’s common stock, at a Follow-on Offering price of $35.00 US dollars per ADS.
The closing of the Follow-on Offering for the American Depositary Shares (“ADS”) took place on December 13, 2023, raising gross proceeds of approximately $148,750,000. Issuance expenses were approximately $4,746,000. Vesta intends to use the net proceeds from the Follow-on Offering to fund growth strategy including the acquisition of land or properties and related infrastructure investments, and for the development of industrial buildings.
On June 29, 2023, Vesta entered into an underwriting agreement (the ‘‘Underwriting Agreement’’) with Citigroup Global Markets Inc., BofA Securities, Inc. and Barclays Capital Inc., as representative of the underwriters, relating to Vesta’s initial public offering (the ‘‘Offering’’) of 125,000,000 Common Shares in the form of the ADS, each ADS representing 10 Common Shares of Vesta’s common stock (‘‘common stock’’), which included the exercise by the underwriters in full of the over-allotment option to purchase an additional 18,750,000 shares of Vesta’s common stock, at an Offering price of $31.00 US dollars per ADS.
The closing of the Offering for the ADS’s took place on July 5, 2023, raising gross proceeds of approximately $445,625,000, which included 18,750,000 shares sold by Vesta upon the exercise by the underwriters of the over-allotment option in full. Issuance expenses were approximately $22,950,000. Vesta intends to use the net proceeds from the Offering to fund growth strategy including the acquisition of land or properties and related infrastructure investments, and for the development of industrial buildings.

The Credit Facilities

On December 18, 2024, Vesta closed a $545,000,000 Global Syndicated Sustainable Credit Facility (the "Facility") comprised of a $345,000,000 term loan available through two tranches, for three and five years, with an 18-month availability period and a $200,000,000 Revolving Credit Facility, substituting the Company’s prior $200,000,000 in-place un-drawn Revolving Credit Facility. The International Finance Corporation (IFC), BBVA, Citigroup, and Santander acted as Joint Lead Arrangers of the transaction the Facility is subject to a sustainability pricing adjustment to the applicable margins. Vesta incurred and paid debt issuance costs in an amount of $5,563,162 related to the Facility. As of December 31, 2025, the Entity made two disbursements: the first for $100,000,000 on April 8, 2025, and the second for $50,000,000 on July 31, 2025.